Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 11, 2019
Entity Registrant Name	dei_EntityRegistrantName	FRONTIER FUNDS, INC.
Entity Central Index Key	dei_EntityCentralIndexKey	0001014913
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 11, 2019
Document Effective Date	dei_DocumentEffectiveDate	Jun. 11, 2019
Prospectus Date	rr_ProspectusDate	Oct. 31, 2018
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Frontier MFG Core Infrastructure Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Frontier MFG Core Infrastructure Fund
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRONTIER FUNDS, INC.

Supplement to Prospectus Dated October 31, 2018
Frontier MFG Core Infrastructure Fund
Institutional Class Shares (FMGIX)
Service Class Shares (FCIVX)

The Board of Directors (the “Board”) of Frontier Funds, Inc. (the “Company”) has approved a reduced advisory fee for the Frontier MFG Core Infrastructure Fund (the “Fund”).  Effective July 1, 2019, the investment advisory fee that the Fund pays to Frontegra Asset Management, Inc. (“Frontegra”), the Fund’s investment adviser, will be reduced from an annual rate of 0.70% of the average daily net assets of the Fund to an annual rate of 0.50% of the average daily net assets of the Fund.  In addition, the Board approved an amended and restated expense cap agreement between Frontegra and the Company, on behalf of the Fund, pursuant to which the net expense ratio for each share class of the Fund will be reduced, effective July 1, 2019.  Under the amended agreement, Frontegra has agreed to waive its management fee and/or reimburse the Fund’s operating expenses to the extent necessary to ensure that the Fund’s total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) do not exceed 0.50% and 0.65% of the Fund’s average daily net assets attributable to Institutional Class and Service Class shares, respectively.  The expense cap agreement will continue in effect until October 31, 2021.

This supplement should be retained with your Prospectus for future reference.

Frontier MFG Core Infrastructure Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FMGIX
Frontier MFG Core Infrastructure Fund | Service Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FCIVX